                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                              --------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA  24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

SIGNATURE, PLACE, AND DATE OF SIGNING:

 /s/ John D. Doyle, Jr.          Lynchburg, VA                 01/17/2011
------------------------   --------------------------   ------------------------
      [Signature]                [City, State]                   [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         80

Form 13F Information Table Value Total:    113,779
                                       -----------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                              TITLE OF                VALUE     SHRS OR                     INVESTMENT   VOTING    AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP    (X $1000)   PM AMT    SH/PRN  PUT/CALL  DISCRETION    SOLE      SHARED    NONE
----------------------------  ---------  ---------  ---------  ---------  ------  --------  ----------  ---------  ---------  ----
ABB Ltd                       common     000375204        349     15,525                       Sole        15,525
Archer Daniels Midland        common     039483102        210      6,995                       Sole         6,995
Abbott Labs                   common     002824100      2,452     51,176                       Sole        51,176
Altria                        common     02209S103        203      8,247                       Sole         8,247
A T & T                       common     00206R102      1,091     37,117                       Sole        37,117
A T & T Pfd 6.375%            preferred  00211G208      1,203     45,200                       Sole        45,200
Bank of America               common     060505104        728     54,599                       Sole        54,599
BB&T                          common     054937107        749     28,508                       Sole        28,508
Becton Dickinson              common     075887109        740      8,752                       Sole         8,752
BHP Billiton                  common     088606108      2,855     30,729                       Sole        30,729
Boeing                        common     097023105        703     10,775                       Sole        10,775
Canadian Natl Railway         common     136375102        646      9,725                       Sole         9,725
Caterpillar                   common     149123101      1,740     18,575                       Sole        18,575
Chevron Corp                  common     166764100      2,282     25,007                       Sole        25,007
Cisco                         common     17275R102      1,101     54,413                       Sole        54,413
Claymore Solar Energy ETF     common     18383M621         93     12,800                       Sole        12,800
Coca-Cola                     common     191216100        458      6,962                       Sole         6,962
Conoco Phillips               common     20825C104      3,155     46,325                       Sole        46,325
Consolidated Edison           common     209115104        206      4,150                       Sole         4,150
Corning Inc                   common     219350105        271     14,050                       Sole        14,050
CSX                           common     126408103        291      4,501                       Sole         4,501
CVS/Caremark                  common     126650100      2,058     59,185                       Sole        59,185
Deere & Co                    common     244199105      1,435     17,275                       Sole        17,275
Developers Diversified Rlty   common     251591103        355     25,162                       Sole        25,162
Devon Energy                  common     25179M103        856     10,900                       Sole        10,900
Dominion Resources            common     25746U109      1,952     45,689                       Sole        45,689
EMC                           common     268648102        806     35,200                       Sole        35,200
Exxon- Mobil                  common     30231G102      8,084    110,555                       Sole       110,555
Fedex Corp                    common     31428X106      1,709     18,376                       Sole        18,376
Freeport McMoran              common     356710857        582      4,850                       Sole         4,850
GE                            common     369604103      2,941    160,777                       Sole       160,777
Health Care REIT              common     42217K106        382      8,025                       Sole         8,025
Hewlett Packard               common     428236103        888     21,097                       Sole        21,097
Honeywell                     common     438516106      2,304     43,350                       Sole        43,350
Intel                         common     458140100        259     12,305                       Sole        12,305
International Bus. Mach.      common     459200101      4,033     27,481                       Sole        27,481
ishares Emerging Markets      common     464287234        703     14,750                       Sole        14,750
ishares Healthcare Ind        common     464287762        727     11,125                       Sole        11,125
ishares Lehman 1-3 yr Trs     common     464287457      1,390     16,550                       Sole        16,550
ishares MSCI Brazil           common     464286400        223      2,875                       Sole         2,875
ishares Midcap 400 Index      common     464287507      1,118     12,325                       Sole        12,325
ishares Preferred Index       preferred  464288687      1,103     28,425                       Sole        28,425
ishares S&P Natl Muni         common     464288414        417      4,200                       Sole         4,200
ishares Technology Index      common     464287721        874     13,575                       Sole        13,575
ITT Industries                common     450911102      1,798     34,501                       Sole        34,501
Johnson & Johnson             common     478160104      3,877     62,683                       Sole        62,683
Kimberly Clark                common     494368103      1,740     27,600                       Sole        27,600

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
                              TITLE OF                VALUE     SHRS OR                     INVESTMENT   VOTING    AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP    (X $1000)   PM AMT    SH/PRN  PUT/CALL  DISCRETION    SOLE      SHARED    NONE
----------------------------  ---------  ---------  ---------  ---------  ------  --------  ----------  ---------  ---------  ----
Lincoln Natl Corp             common     534187109        646     23,236                       Sole        23,236
Lowes Companies               common     548661107      1,213     48,376                       Sole        48,376
3M                            common     604059105      1,985     22,998                       Sole        22,998
McKesson Corp                 common     58155Q103      1,039     14,765                       Sole        14,765
Modine                        common     607828100        173     11,175                       Sole        11,175
Nextera Energy                common     65339F101        766     14,725                       Sole        14,725
Nike                          common     654106103        749      8,765                       Sole         8,765
Norfolk Southern              common     655844108      2,493     39,687                       Sole        39,687
Norvartis ADR                 common     66987V109        699     11,850                       Sole        11,850
Nuveen Municipal Value        common     670928100      2,032    221,156                       Sole       221,156
PepsiCo                       common     713448108      4,724     72,315                       Sole        72,315
Philip Morris Intl            common     718172109        424      7,236                       Sole         7,236
Plum Creek Timber             common     729251108        670     17,900                       Sole        17,900
Procter & Gamble              common     742718109      6,356     98,809                       Sole        98,809
Progress Energy               common     743263105        666     15,312                       Sole        15,312
Qualcomm Inc                  common     747525103      1,750     35,351                       Sole        35,351
Charles Schwab Corp           common     808513105        477     27,900                       Sole        27,900
SPDR Energy Sector            common     81369Y506        232      3,400                       Sole         3,400
SPDR Financial Sector         common     81369Y605        968     60,700                       Sole        60,700
SPDR Short Term Muni Bd       common     78464A425        231      9,700                       Sole         9,700
SPDR Tr I Unit Ser 1          common     78462F103        739      5,876                       Sole         5,876
Southern Co                   common     842587107      1,096     28,663                       Sole        28,663
SunTrust Bank                 common     867914103        259      8,760                       Sole         8,760
Teva Pharmacutical            common     881624209      1,443     27,685                       Sole        27,685
Union Pacific                 common     907818108        239      2,575                       Sole         2,575
United Parcel Service         common     911312106        867     11,950                       Sole        11,950
United Technologies           common     913017109      5,319     67,564                       Sole        67,564
Vanguard Div Apprec ETF       common     921908844      2,971     56,450                       Sole        56,450
Ventas                        common     92276F100      1,296     24,700                       Sole        24,700
Verizon                       common     92343V104      3,680    102,859                       Sole       102,859
Visa                          common     92826C839        943     13,400                       Sole        13,400
WalMart                       common     931142103      2,187     40,550                       Sole        40,550
Wells Fargo                   common     949746101        307      9,901                       Sole         9,901
                                                    ---------  ---------                                ---------
                                                      113,779  2,489,256                                2,489,256